Revenue (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Disclosure of revenue from contracts with customers
The Group’s sources of revenue are:

Figures in million – SA rand	2022	2021	2020
Gold mining activities	17,842	28,358	27,869
PGM mining activities[1]	84,359	102,099	72,469
Battery metals activities	3,140	—	—
Recycling activities	32,267	40,710	25,296
Stream[1]	338	625	539
Toll treatment arrangement[2]	105	521	—
Total revenue from contracts with customers	138,051	172,313	126,173
Adjustments relating to sales of PGM concentrate[3]	237	(119)	1,219
Total revenue	138,288	172,194	127,392
[1] The difference between revenue from PGM mining activities above and total revenue from PGM mining activities per the segment report relates to the separate disclosure of revenue from the gold and palladium streaming arrangement with Wheaton International (Wheaton Stream) in the above as well as the separate disclosure of revenue related to adjustments on the sales of PGM concentrate. Revenue relating to the Wheaton Stream is incorporated in the Group corporate segment as described in the segment report (see note 2)
[2] This relates to revenue recognised in respect of a toll treatment arrangement entered into by Marikana during 2021. This arrangement concluded on 31 December 2021 and toll treatment revenue recognised for year ended 31 December 2022 represents revenue earned for the processing of material received before 31 December 2021 (see note 32)
[3] These adjustments relate to provisional pricing arrangements resulting in subsequent changes to the amount of revenue recognised
Revenue per geographical region of the relevant operations:

Figures in million – SA rand	2022	2021	2020
Southern Africa	89,507	113,512	82,781
United States[1]	45,641	58,682	44,611
Europe	3,140	—	—
Total revenue	138,288	172,194	127,392
[1] The difference between revenue generated by operations in the US and the revenue in the US PGM operations segment relates to the Wheaton Stream

Schedule of revenue generated by product
Revenue generated per product:

Figures in million – SA rand	2022	2021	2020
Gold	18,812	29,533	28,930
PGMs	111,070	137,958	95,573
Platinum	17,826	21,238	17,054
Palladium	42,275	52,859	47,281
Rhodium	47,166	59,828	29,865
Iridium	2,480	2,694	815
Ruthenium	1,323	1,339	558
Chrome	3,481	2,259	1,573
Nickel[1]	4,305	1,420	910
Other[2]	620	1,024	406
Total revenue	138,288	172,194	127,392
[1] For the year ended 31 December 2022, Nickel includes R870 million Nickel salts and R2,020 million Nickel metal sold by the Battery metals operations since the date of acquisition (see note 16.2). The remaining Nickel for the year ended 31 December 2022 and for the years ended 31 December 2021 and 2020 was sold from the Group's SA PGM and US PGM operations
[2] Other primarily includes revenue from silver, cobalt and copper sales. For the year ended 31 December 2022, revenue from the Marikana toll treatment arrangement of R105 million (2021: R521 million) is included (see note 32)